Borrowings and Debentures - Short-term Borrowings (Parenthetical) (Detail)	Dec. 31, 2019
Short term Borrowings From Shinhan Bank [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.52%
Short term borrowings from KEB Hana Bank [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.53%